Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Adoption of ASU [Member]	Common Class A [Member]	Common Class B [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Adoption of ASU [Member]
Beginning balance at Sep. 30, 2017	$ 456,373		$ 75	$ 33	$ 605,586	$ (149,321)
Beginning balance (in shares) at Sep. 30, 2017			75,093,778	33,068,963
Net income (loss)	6,745					6,745
Member contributions prior to initial public offering	40,000				40,000
Non-cash contributions prior to initial public offering	2,475				2,475
Member redemptions prior to initial public offering	(2,694)				(2,694)
Stock-based compensation	2,654				2,654
Ending balance at Sep. 30, 2018	505,553		$ 75	$ 33	648,021	(142,576)
Ending balance (in shares) at Sep. 30, 2018			75,093,778	33,068,963
Adoption of Accounting Standard Update (ASU) | ASU 2014-09 [Member]		$ 194					$ 194
Net income (loss)	(20,196)					(20,196)
Member contributions prior to initial public offering	1,311				1,311
Member redemptions prior to initial public offering	(101)				(101)
Stock-based compensation	3,262				3,262
Ending balance at Sep. 30, 2019	490,023		$ 75	$ 33	652,493	(162,578)
Ending balance (in shares) at Sep. 30, 2019			75,093,778	33,068,963
Adoption of Accounting Standard Update (ASU) | ASU 2016-16 [Member]		$ 1,336					$ 1,336
Net income (loss)	(122,233)					(122,233)
Member contributions prior to initial public offering	1,500				1,500
Member redemptions prior to initial public offering	(3,553)				(3,553)
Conversion of profits interests into common shares			$ 9		(9)
Conversion of profits interests into common shares (in shares)			8,235,299
Net proceeds from initial public offering	819,690		$ 38		819,652
Net proceeds from initial public offering (in shares)			38,237,500
Conversion of Class B common stock into Class A common stock			$ 33	$ (33)
Conversion of Class B common stock into Class A common stock (in shares)			33,068,863	(33,068,863)
Exercise of vested stock options	$ 41				41
Exercise of vested stock options (in shares)	1,800		1,800
Stock-based compensation	$ 117,084				117,084
Ending balance at Sep. 30, 2020	$ 1,303,888		$ 155		$ 1,587,208	$ (283,475)
Ending balance (in shares) at Sep. 30, 2020			154,637,240	100